NOTES PAYABLE (Details 1)	6 Months Ended
Sep. 30, 2016 USD ($)
Balance, March 31, 2016	$ 0
Balance, September 30, 2016	226,740
Promissory Note [Member]
Balance, March 31, 2016	0
Acquisition of IMT (Note 3)	217,808
Accrued interest	8,932
Balance, September 30, 2016	$ 226,740